Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Non-controlling interest represents the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating result is presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company.

Liquidity

Liquidity

For the year ended December 31, 2023, the Company had working capital of negative $760,201 and incurred a net loss of approximately $122.2 million. For fiscal 2023, the Company had negative operation cash flow of approximately $11.2 million. The Company has historically funded its working capital needs primarily from public offering, operations, bank loans, advance payments from customers and shareholders. The working capital requirements are affected by the efficiency of operations, the numerical volume and dollar value of revenue contracts, the progress or execution on customer contracts, and the timing of accounts receivable collections.

In assessing its liquidity, the Company monitors and analyzes its cash on hand, its ability to generate sufficient revenue sources in the future and its operating and capital expenditure commitments. As of December 31, 2023, the Company had cash of approximately $3.0 million.

On November 24, 2023, the Company entered into purchase agreements with twelve investors. The investors agreed to purchase an aggregate of $40,000,000 of the Company’s Class A ordinary shares at a share price of $0.3 per share. The Company issued 130,463,140 Class A ordinary shares on November 24, 2023.

The Company believes that its cash on hand and financing cash flows will be sufficient to fund its operations over at least the next 12 months from the date of this report. However, the Company may need additional cash resources in the future if the Company experiences changed business conditions or other developments, and may also need additional cash resources in the future if the Company wishes to pursue opportunities for investment, acquisition, strategic cooperation or other similar actions. If it is determined that the cash requirements exceed the Company’s amounts of cash on hand, the Company may seek to issue debt or equity securities or obtain a credit facility.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include but not limited to the useful lives of property and equipment and capitalized development cost, impairment of long-lived assets, valuation of accounts receivables, valuation of convertible loans, loans to third parties, revenue recognition and realization of deferred tax assets and uncertain tax positions. Actual results could differ from these estimates.

Foreign currency translation

Foreign currency translation

The functional currencies of the Company are the local currency of the county in which the subsidiaries operate. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of operations and comprehensive income (loss).

Fair value measurement

Fair value measurement

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, notes and accounts receivable, due from related parties, deposits and other current assets, notes and accounts payable, customer deposits, salaries and benefits payables and due to related party approximates their recorded values due to their short-term maturities. The fair value of the deposits and other assets and loans to third parties approximate their carrying amounts because the deposits were paid in cash.

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023:

	As of December 31, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Put option liability from Smartconn acquisition	$-	$-	$-	$-
Put option liability from Boxinrui acquisition	-	-	-	-
Convertible loan	-	-	5,020,633	5,020,633
Total	$-	$-	$5,020,633	$5,020,633

Financial instrument -put option liabilities

(i) Put option liability from Smartconn acquisition

In connection with the Smartconn acquisition, the previous shareholder of Smartconn may be entitled to receive put option shares as follow: Within two years after the Company acquired, if the consideration shares’ price is lower than the payment date price, the previous shareholder will be entitled to receive compensation shares. On November 22, 2023, both parties entered into a compensation agreement. Pursuant to the agreement, the Company shall issue 53,388,709 to the previous shareholders as a compensation due to continuous declining share price. On November 23, 2023, the Company fully issued the related compensation shares.

Upon the closing of the Smartconn acquisition, the Company recorded the fair value of the financial instrument resulted from put option liability and recorded the changes in fair value in earnings. The Company determined the fair value of the financial instrument using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. A binomial model uses random numbers, together with the assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price paths. The major assumptions used in the binomial model are as follows:

	January 5, 2023	December 31, 2023
Risk-free interest rate	4.4%	-%
Underlying share price	$26.40	$-
Volatility	74.49%	-
Exercise Price	$25.68~120.00	$-
Option life (years)	2	-

(ii) Put option liability from Boxinrui acquisition

In connection with the Boxinrui acquisition, the previous shareholder of Boxinrui may be entitled to receive put option shares as follow: Within two years after the Company acquired, if the consideration shares’ price is lower than the payment date price, the previous shareholder will be entitled to receive compensation shares. On November 22, 2023, both parties entered into a compensation agreement. Pursuant to the agreement, the Company shall issue 69,141,256 to the previous shareholders as a compensation due to continuous declining share price. On November 23, 2023, the Company fully issued the related compensation shares.

Upon the closing of the Boxinrui acquisition, the Company recorded the fair value of the financial instrument resulted from put option liability and recorded the changes in fair value from in earnings. The Company determined the fair value of the financial instrument using binomial model, which includes significant unobservable inputs that are classified as level 3 in the fair value hierarchy. A binomial model uses random numbers, together with the assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price paths. The major assumptions used in the binomial model are as follows:

	March 28, 2023	December 31, 2023
Risk-free interest rate	3.98%	-%
Underlying share price	$20.90	$-
Volatility	73.53%	-
Exercise Price	$22.38~72.00	$-
Option life (years)	2	-

The following is a reconciliation of the beginning and ending balances for put options measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022

Opening balance	$-	$-
Loss on change in fair value of put options from Smartconn acquisition	30,938,757	-
Loss on change in fair value of put options from Boxinrui acquisition	40,067,358
Shares issued	(71,006,115)	-
Total	$-	$-

Convertible loan

The Company elected the fair value option to account for its convertible loan. The Company engaged an independent valuation firm to perform the valuation. The fair value of the convertible loans is calculated using the binomial tree model. The convertible loans are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of the convertible loans include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion. Refer to Note 13 for additional information.

As the inputs used in developing the fair value for level 3 instruments are unobservable, and require significant management estimate, a change in these inputs could result in a significant change in the fair value measurement.

The following is a reconciliation of the beginning and ending balances for convertible notes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022

Opening balance	$9,079,966	$2,251,832
Issuance of convertible note	-	7,979,983
Loss on change in fair value of convertible notes	21,166	2,448,936
Accrued interest	297,954	195,139
Cash repaid	(1,250,000)	-
Conversion of convertible notes	(3,128,453)	(3,795,924)
Total	$5,020,633	$9,079,966

Cash and cash equivalent

Cash and cash equivalent

Cash and cash equivalent comprise cash at banks and on hand, which includes deposits with original maturities of three months or less with commercial banks in PRC. As of December 31, 2023 and 2022, cash balances were $2,991,563 and $9,380,322, respectively.

Restricted cash

Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Company’s restricted cash is substantially cash balance in designated bank accounts as security for payment processing and lawsuit. As of December 31, 2023 and 2022, restricted cash consists of cash equivalents of $1,723,937 and $nil, respectively

Accounts receivable, net

Accounts receivable, net

Accounts receivable represents the amounts that the Company has an unconditional right to consideration and is recorded net of allowance for credit losses.

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group has adopted this ASC Topic 326 and several associated ASUs on January 1, 2023 using a modified retrospective approach. The adoption has no material impact to the Group’s consolidated financial statements. The Company estimated allowance for credit losses to reserve for potentially uncollectible receivable amounts periodically, considering factors in assessing the collectability of its accounts receivable, such as historical distribution of the age of the amounts due, payment history, creditworthiness, forward-looking factor, historical collections data of the customers, to assess the credit risk characteristics. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable are considered impaired and written-off when it is probable that all contractual payments due will not be collected after all collection efforts have been exhausted.

Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net

Prepayment, deposit and other assets, net, primarily consists of advances to suppliers for purchasing goods or services that have not been received or provided; security deposits made to our customers; advances to employees prepayment for potential acquisition and antique art pieces obtained in lieu of debt repayment. Prepayment, deposit and other assets are classified as either current or non-current based on the terms of the respective agreements and periods when they are expected to be realized. These advances are unsecured and these advances and antique art pieces are reviewed periodically to determine whether their carrying value has become impaired.

Property and equipment, net

Property and equipment, net

Property and equipment, net, mainly comprise furniture and furniture, vehicles, compute, equipment and buildings are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives of the assets on a straight-line basis, after considering the estimated residual value.

The estimated useful lives are as follows:

Useful Life
Office equipment, fixtures and furniture	3-10 years
Automobiles	5-8 years
Computer equipment	5 years
Buildings	28 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and the related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is charged to the statement of income and comprehensive income.

Intangible assets, net

Intangible assets, net

The Company’s intangible assets mainly include capitalized development costs, purchased software and acquired software from business acquisitions. The Company follows the provisions of Accounting Standards Codification (“ASC”) 985-20, “Costs of Software to be Sold, Leased, or Marketed.” ASC 985-20 provides guidance on capitalization of the costs of software developed or obtained for sold, leased, or marketed. The Company expenses all costs incurred during the preliminary project stage of its development, and capitalizes costs incurred during the application development stage. Costs incurred relating to upgrades and enhancements to the application are capitalized if it is determined that these upgrades or enhancements add additional functionality to the application. The capitalized development cost is amortized on a straight-line basis over the estimated useful life, which is generally five years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Useful Life
Capitalized development costs	5 years
Purchased software	5 years
Software from business combinations	10 years

Impairment for long-lived assets other than goodwill

Impairment for long-lived assets other than goodwill

Long-lived assets, including property, equipment, furniture and fixtures and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Company would recognize an impairment loss based on the excess of the carrying value over the assessed discounted cash flow amount. For the year ended December 31, 2023, due to slow development of Smartconn, the Company evaluated the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition and determined that the fair value of intangible assets of Smartconn was less than carrying value. Therefore, the Company impaired the intangible assets acquired from the acquisition of Smartconn of $2,272,829 for the year ended December 31, 2023. For the years ended December 31, 2022 and 2021 the Company recognized $nil impairment for the long-lived assets.

Long-term investments

Long-term investments

Long-term investments are primarily consisted of equity investments in privately held entities accounted for using the measurement alternative and equity investments accounted for using the equity method. On January 1, 2022, the Company adopted ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. According to the guidance, the Company started to record equity investments at fair value, with gains and losses recorded through net earnings. And the Company elected to measure certain equity investments without readily determinable fair value at cost, less impairments, plus or minus observable price changes and assess for impairment quarterly.

Equity investments without readily determinable fair values

After the adoption of this new accounting standard, the Company elected to record equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts shall be made to identify price changes that are known or that can reasonably be known.

Equity investments with readily determinable fair values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

 Equity investments accounted for using the equity method

The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Business combinations

Business combinations

The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and noncontrolling interest is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the acquiree’s current business model and industry comparisons. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Goodwill

Goodwill

Goodwill is the cost of acquired companies in excess of the fair value of identifiable net assets at acquisition date. Goodwill is not subject to amortization, but rather is evaluated for impairment at least annually. The Company evaluates its goodwill for impairment during the fourth quarter of its fiscal year or more frequently if indicators of potential impairment exist, in accordance with ASC 350, Intangibles - Goodwill and Other. Goodwill impairment is determined by comparing the estimated fair value of a reporting unit (generally defined as the businesses for which financial information is available and reviewed regularly by management) with its respective carrying value. If the estimated fair value exceeds the carrying value, goodwill at the reporting unit level is not deemed to be impaired. However, if the estimated fair value is below carrying value, further analysis is required to determine the amount of the impairment.

In the course of evaluating the potential impairment of goodwill, the Company may perform either a qualitative or a quantitative assessment. The Company’s qualitative assessment of potential impairment may result in the determination that a quantitative impairment analysis is not necessary. Under this elective process, the Company assesses qualitative factors to determine whether the existence of events or circumstances leads the Company to determine that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If after assessing the totality of events and circumstances, the Company determines it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, then performing a quantitative analysis is not required. However, if the Company concludes otherwise, then the Company performs a quantitative impairment analysis.

If the Company either chooses not to perform a qualitative assessment, or the Company chooses to perform a qualitative assessment but is unable to qualitatively conclude that no impairment has occurred, then the Company performs a quantitative evaluation. In the case of a quantitative assessment, the Company estimates the fair value of the reporting unit with which the goodwill that is subject to the quantitative analysis is associated and compares it to the carrying value. If the estimated fair value of a reporting unit is less than its carrying value, the excess is recorded as a goodwill impairment, which is limited to the total amount of goodwill allocated to that reporting unit.

For the year ended December 31, 2023, the Company performed the impairment test and determined that the fair value of goodwill acquired from the acquisition of Boxinrui and Smartconn was less than carrying value. The Company impaired the goodwill acquired from the acquisition of Boxinrui and Smartconn of $8,580,543 and $21,105,559 for the year ended December 31, 2023.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on January 1, 2019 using the modified retrospective approach. Revenues for the years ended December 31, 2023, 2022 and 2021 were presented under ASC 606. There is no adjustment to the opening balance of retained earnings at January 1, 2019 since there was no change to the timing and pattern of revenue recognition upon adoption of ASC 606. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Group applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company derives its revenues from four sources: (1) revenue from application development services, (2) revenue from consulting and technical support services, (3) revenue from subscription services, (4) trading revenue and (5) others revenue. All of the Company’s contracts with customer do not contain cancelable and refund-type provisions.

(1) Revenue from application development service

The Company’s application development service contracts are primarily on a fixed-price basis, which require the Company to perform services including project planning, project design, application development and system integration based on customers’ specific needs. These services also require significant production and customization. Upon delivery of the services, customer acceptance is generally required. In the same contract, the Company is generally required to provide post-contract customer support (“PCS’) for a period from three months to three years (“PCS period”) after the customized application development services are delivered. The type of services for PCS clause is generally not specified in the contracts or as stand-ready services on when-and-if-available basis. The unspecified PCS is stand-ready service on when-and-if-available basis. It grants the customers on line and telephone access to technical support personnel during the term of the service. Specified PCS includes specified service term in the contract such as training.

The Company’s application development service revenues are generated primarily from contracts with PRC government or related agencies and state-owned enterprises. The contracts contain negotiated billing terms which generally include multiple payment phases throughout the contract term and a significant portion (30% - 50%) of contract amount usually is billed upon the completion of the related projects. Pursuant to the contract terms, the Company has enforceable right on payments for the work performed.

The Company sometimes provides a warranty for its application development service contracts. The warranty period is typically 12-36 months upon the completion of the application development service. In accordance with ASC 606-10-25-19, the Company believes the warranty provision in the contracts generally represents service-type warranty, which is a distinct performance obligation and the Company also provides the similar service on standalone basis and customers can benefit from the related service-type warranty service. For the service warranty component, the customer simultaneously receives and consumes the benefits provided by the company performance over the warranty term, therefore, the service warranty is satisfied over time. The revenue allocated to the service warranty is recognized over the warranty period.

The Company assesses that application development service, PCS or specific service and service-type warranty, if applicable, are distinct performance obligations in the application development service contracts. The Company provides these services on standalone basis and customers are able to benefit from each of the service on its own. In addition, the timing of delivery of these performance obligations can be separately identifiable in the contracts. The transaction price is allocated to these identified performance obligations based on the relative standalone selling prices. The transaction price allocated to PCS or unspecific service and service-type warranty, if applicable, on a straight-line method over the contractual period. Revenue allocated to specified PCS is recognized as the related services are rendered. The transaction price allocated to application development service is recognized over time as the Company’s performance creates or enhances the project controlled by the customer and the control is transferred continuously to our customers. The Company uses an input method based on cost incurred as the Company believes that this method most accurately reflects the Company’s progress toward satisfaction of the performance obligation, which usually takes less than one year. Under this method, the transaction price allocated to application development service is recognized as work is performed based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligations.

Incurred costs include all direct material, labor and subcontract costs, and those indirect costs related to application development performance, such as indirect labor, supplies, and tools. Cost-based input method requires the Company to make estimates of revenues and costs to complete the construction. In making such estimates, significant judgment is required to evaluate assumptions related to the costs to complete the application development, including materials, labor, and other system costs. The Company’s estimates are based upon the professional knowledge and experience of our engineers and project managers to assess the contract’s schedule, performance, technical matters. The Company has adequate cost history and estimating experience, and with respect to which management believes it can reasonably estimate total development costs. If the estimated costs are greater than the related revenues, the Company recognizes the entire estimated loss in the period the loss becomes known and can be reasonably estimated. Changes in estimates for application development services include but not limited to cost forecast changes and change orders. The cumulative effect of changes in estimates is recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. To date, the Company has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated. If contract modifications result in additional goods or services that are distinct from those transferred before the modification, they are accounted for prospectively as if the Company entered into a new contract. If the goods or services in the modification are not distinct from those in the original contract, sales and gross profit are adjusted using the cumulative catch-up method for revisions in estimated total contract costs and contract values.

In certain application development service arrangements, the Company sells and delivers IT equipment on standalone basis prior to the delivery of the services. In these cases, the Company controls the IT equipment before they are transferred to the customer. The Company has the right to direct the suppliers and control the goods or assets transferred to its customers. Thus, the Company considers it should recognize revenue as a principal in the gross amount of consideration to which it is entitled in exchange for the IT equipment delivered. The Company assesses the sale of equipment is separately identifiable from other promises in the contract and it is distinct performance obligation within the context of the contract. Accordingly, the revenue from the related IT equipment based on its relative standalone selling price is recognized upon customer acceptance after delivery.

(2) Revenue from consulting and technical support services

Revenue from consulting and technical support services is primarily comprised of fixed-fee contracts, which require the Company to provide professional consulting and technical support services over contract terms beginning on the commencement date of each contract, which is the date its service is made available to customers. Billings to the customers are generally on a monthly or quarterly basis over the contract term, which is typically 12 to 24 months. The consulting and technical support services contracts typically include a single performance obligation. The revenue from consulting and technical support services is recognized over the contract term on a straight-line basis as customers receive and consume benefits of such services.

(3) Revenue from subscription services

Revenue from subscription services is comprised of subscription fees from customers accessing the Company’s software-as-a-service applications for a subscribed period. The Company’s monthly or quarterly billing to customer is on the basis of number of uses or the actual usage by the customers. The subscription arrangements are considered service contracts because customers do not have the right to take possession of the software and can only benefit from the software when provided the right to access the software. Accordingly, the subscription services contracts typically include a single performance obligation. The revenue from subscription services is recognized over the contract term on a straight-line basis or based on the actual usage as customers receive and consume benefits of such services.

(4) Trading revenue

The Company started trading business for the year ended December 31, 2021 and recognized revenue at a point in time when control of such products transfers to the customer, which generally occurs upon shipment or delivery depending on the terms of the contracts with the customer. Product sale contracts typically include a single performance obligation and there are no rights of return. The transaction price is based on the fixed contractual price with the customer. Billings to the customer for the sale of products occur at the time the products are transferred to the customer.

(5) Others revenue

In April 2023, the Company started regional authorization membership program to engage independent merchant to assist in developing specified geographical regions. The program grants non-exclusive geographical territory business development to the authorized distributors within that defined territory. The Company’s services under regional cooperation agreements include marketing support to advertise as well as utilization of the Company’s trademark and copyrights for business promotion purpose. The term of cooperation agreements is typically one to two years. The Company charges a fixed amount authorization fee which is non-refundable and to be paid upon execution of an authorization agreement. For all the Company’s cooperation agreements, the amount of fee is fixed or determinable and no right of return provision indicated in the agreement. Since the Company provides no financing to authorized distributors and offers no guarantees on their behalf, the services provided by the Company are considered to represent a single performance obligation. The agreement price is fully allocated to the single performance obligation. The total authorization fees are recognized ratably on a straight-line basis over the term of the cooperation agreements. Other revenues accounted for 1.1% of the Company’s revenue for the year ended December 31, 2023.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenue. The Company reports revenues net of value added tax (“VAT”). The Company’s subsidiaries in PRC are subject to a 3% to 13% value added tax (“VAT”) and related surcharges on the revenues earned from providing services or products.

Practical Expedient and Exemptions

The Company does not disclose the value of unsatisfied performance obligations within one year by applying the right to invoice practical expedient provided by ASC 606-10-55-18.

Contract balance

Contract balance

The accounts receivable includes both unbilled accounts receivable and billed accounts receivable. The Company records unbilled accounts receivable for revenue that has been recognized in advance of billing the customer, which is common for application development service contracts. The unbilled accounts receivable represents the Company’s right to consideration in exchange for the service that the Company has performed to the customer before payment is due and the unbilled account receivable will be reclassified into billed accounts receivable when the Company has the right to invoice. Contract liabilities are presented as deferred revenue on the consolidated balance sheet. Contract liabilities relate to payments received in advance of completion of performance obligations under a contract. Contract liabilities are recognized as revenue upon the completion of performance obligations. As of December 31, 2023 and 2022 the balance of deferred revenue amounted to $2,175,896 and $1,376,998, respectively.

Government subsidies

 Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Company records government subsidies as other income when there is no further performance obligation.

Advertising expenditures

Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for the periods presented. Advertising expenditures have been included as part of selling and marketing expenses. For the years ended December 31, 2023, 2022 and 2021, the advertising expense amounted to $44,120, $25,373 and $279,979, respectively.

Operating leases

Operating leases

The Company adopted Topic 842 on January 1, 2022 using the modified retrospective transition approach. The Company has lease contracts for factory and office space under operating leases. The Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at lease commencement. The Company measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company estimates its incremental borrowing rate based on an analysis of weighted average interest rate of its own bank loans. The Company measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing lease expense when the lessor makes the underlying asset available to the Company.

For leases with lease term less than one year (short-term leases), the Company records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2023, 2022 and 2021. All of the tax returns of the Company’s subsidiary in China remain subject to examination by the tax authorities for five years from the date of filing.

Value added tax

Value added tax

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiary in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount was expensed as incurred.

Loss per share

Loss per share

The Company computes (loss) earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2023, 2022 and 2021, since the company had a loss, basic and dilutive loss per share is the same.

Share-Based compensation

Share-Based compensation

The Company accounts for share-based awards to employees and nonemployees directors and consultants in accordance with the provisions of ASC 718, Compensation—Stock Compensation, and under the recently issued guidance following FASB’s pronouncement, ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. Under ASC 718, and applicable updates adopted, for employee stock-based awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight-line basis over the requisite service period for the entire award. For the non-employee stock-based awards, the fair value of the awards to non-employees are measured every reporting period based on the value of the Company’s common stock.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment reporting

 Segment reporting

The Company’s chief operating decision maker (“CODM”) has been identified as its CEO, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC. Therefore, no geographical segments are presented.

Concentrations of Risks

Concentrations of Risks

(a)	Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash, restricted cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of December 31, 2023 and 2022, the aggregate amount of cash and restricted cash of $4,056,150 and $5,418,450, respectively, were held at major financial institutions in PRC mainland, which the management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Group’s accounts, as its aggregate deposits are much higher than the compensation limit. However, the Group believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Group believes that those Chinese banks are financially sound based on public available information. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company establishes an accounting policy for allowance for doubtful accounts on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions.

(b)	Foreign currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company’s functional currency is the RMB, and the Company’s financial statements are presented in U.S. dollars. The RMB deprecation by 8.2% in fiscal year 2022 and further deprecation by 2.9% in fiscal year 2023. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect our financial results reported in the U.S. dollar terms without giving effect to any underlying changes in our business or results of operations. Currently, our assets, liabilities, revenues and costs are denominated in RMB. To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

(c)	Significant customers

For the year ended December 31, 2023, three customers accounted for 27.1%, 15.5% and 15.1% of the Company’s total revenues. For the year ended December 31, 2022, one customer accounted for 31.8% of the Company’s total revenues. For the year ended December 31, 2021, one customer accounted for 12.8% of the Company’s total revenues. As of December 31, 2023, one customer accounted for 15.9% of the Company’s accounts receivable. As of December 31, 2022, no customer accounted for more than 10% of the Company’s accounts receivable.

(d)	Significant suppliers

For the year ended December 31, 2023, three suppliers accounted for 36.8%, 21.0% and 20.2% of the Company’s total purchases, respectively. For the year ended December 31, 2022, three suppliers accounted for 38.1%, 14.8% and 12.1% of the Company’s total purchases, respectively. For the year ended December 31, 2021, one supplier accounted for 15.8% of the Company’s total purchases. As of December 31, 2023, one supplier accounted for 24.5% of the Company’s total accounts payable. As of December 31, 2022, one supplier accounted for 10.9% of the Company’s total accounts payable.

Reclassifications

Reclassifications

Intangible asset was separated from property and equipment as of December 31, 2023 and retroactively reclassified as of December 31, 2022.

Customer deposits was combined to deferred revenue as of December 31, 2023 and retroactively reclassified as of December 31, 2022.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (“the JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In October 2021, the FASB issued ASU No. 2021-08, “‘Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. The Company does not expect the adoption of ASU 2021-04 will have a material effect on the financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.